Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Cash flows from operating activities:
Net loss	$ (27,319,616)	$ (3,502,515)	$ (27,773,099)	$ (5,840,256)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for expected credit losses	353,590	45,332	148,835	225,554
Amortization of intangible asset	70,200	9,000
Depreciation of property and equipment	17,226	2,208	16,664	30,285
Share-based compensation for services			9,086,996
Change in operating assets and liabilities:
Accounts receivable	(444,631)	(57,004)	(455,266)	928,910
Long-term prepayments	6,503,596	833,794	9,997,823	(18,198,185)
Deposits and other receivables	167,514	21,476	(167,506)
Accounts payable				(74,000)
Due to related parties			(1,269,266)	(560,297)
Accrued liabilities and other payable	658,048	84,366	(2,468,902)	(701,134)
Contract liabilities	160,212	20,540	295,140	(863,421)
Net cash provided by (used in) operating activities	(19,833,861)	(2,542,803)	(12,588,581)	(25,052,544)
Cash flows from investing activities:
Issuance of promissory notes, net	(33,225,022)	(4,259,618)	(18,684,766)
Cash paid for acquisition	(13,260,000)	(1,700,000)
Payments on the purchase of intangible asset	(1,053,000)	(135,000)
Purchase of property and equipment	(11,533)	(1,478)		(6,125)
Net cash used in investing activities	(47,549,555)	(6,096,096)	(18,684,766)	(6,125)
Cash flows from financing activities:
Proceeds from issuance of new shares				10,368
Proceeds from Initial Public Offering				76,438,222
Proceeds from public offerings	54,054,000	6,930,000	9,349,080
Payment of deferred offering cost	(609,621)	(78,157)	(281,726)	(10,075,430)
Proceeds from related party loan				1,269,266
Net cash (used in) provided by financing activities	53,444,379	6,851,843	9,067,354	67,642,426
Effect of foreign exchange rate changes	(53,025)	(6,798)	(16,180)	(1,440)
Net change in cash and cash equivalent	(13,992,062)	(1,793,854)	(22,222,173)	42,582,317
BEGINNING OF PERIOD	20,890,350	2,678,250	43,112,523	530,206
END OF PERIOD	6,898,288	884,396	20,890,350	43,112,523
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes			1,544
Cash paid for interest